GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2023
Government Grants
GOVERNMENT GRANTS

NOTE 20 - GOVERNMENT GRANTS

The Government of Israel encourages research and development projects oriented towards products for export or projects which will otherwise benefit the Israeli economy. This is conducted via the Israel Innovation Authority (IIA), which replaced the former Office of the Chief Scientist (OCS). The Group has an approved project with the IIA under which it received a total of $162 in prior years. The Group is subject to paying 3% of its relevant revenues until repayment of the entire grant. As of December 31, 2023, the Group paid an amount of 0. The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses.

Until October 25, 2023, the interest was calculated at a rate based on 12-month London Interbank Offered Rate, or LIBOR applicable to US Dollar deposits. However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest will be calculated at a rate based on 12-month Secured Overnight Financing Rate, the SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest will be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%.

	December 31, 2023	December 31, 2022
Short term liability at year end	153	50
Long term liability at year end	-	85
Total	153	135